Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, Finite-lived			$ 36,232		$ 87,912	$ 87,912	$ 36,232
Net Carrying Amount, Finite-lived					709,159	709,159
Gross Carrying Amount, Intangible assets			700,708		881,771	881,771	700,708
Net Carrying Amount, Intangible assets			$ 664,476	$ 766,086	$ 793,859	$ 793,859	$ 664,476
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft trademark
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Intangible assets			$ 91,500		$ 84,700	$ 84,700	$ 91,500
Net Carrying Amount, Intangible assets			91,500		84,700	84,700	91,500
Global Knowledge trademark
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, Finite-lived					2,062	2,062
Gross Carrying Amount, Intangible assets					25,400	25,400
Net Carrying Amount, Intangible assets					23,338	23,338
Developed software/ courseware
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived			253,708		303,171	303,171	253,708
Accumulated Amortization, Finite-lived			23,337		43,956	43,956	23,337
Net Carrying Amount, Finite-lived			230,371		259,215	259,215	230,371
Customer contracts/ relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived			239,900		332,300	332,300	239,900
Accumulated Amortization, Finite-lived			2,666		10,436	10,436	2,666
Net Carrying Amount, Finite-lived			237,234		321,864	321,864	237,234
Vendor relationship
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived					43,900	43,900
Accumulated Amortization, Finite-lived					21,219	21,219
Net Carrying Amount, Finite-lived					22,681	22,681
Trademarks and trade names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived					1,500	1,500
Accumulated Amortization, Finite-lived					104	104
Net Carrying Amount, Finite-lived					1,396	1,396
Publishing right
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived			35,200		41,100	41,100	35,200
Accumulated Amortization, Finite-lived			2,933		5,229	5,229	2,933
Net Carrying Amount, Finite-lived			32,267		35,871	35,871	32,267
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived			80,400		49,700	49,700	80,400
Accumulated Amortization, Finite-lived			7,296		4,906	4,906	7,296
Net Carrying Amount, Finite-lived			$ 73,104		$ 44,794	$ 44,794	$ 73,104